CAPITAL - Share Repurchase (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				5,000,000
Treasury Stock, Shares, Acquired	0	0	239,967
Treasury Stock Acquired, Average Cost Per Share			$ 18.75
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	3,509,133